Dividends - Narrative (Details)	Dec. 27, 2024 $ / shares	Sep. 26, 2024 $ / shares	Jun. 28, 2024 $ / shares	Jun. 28, 2024 £ / shares	Mar. 28, 2024 $ / shares	Mar. 28, 2024 £ / shares	Dec. 29, 2023 $ / shares	Dec. 29, 2023 £ / shares	Sep. 29, 2023 $ / shares	Sep. 29, 2023 £ / shares	Jun. 30, 2023 $ / shares	Jun. 30, 2023 £ / shares	Mar. 28, 2023 $ / shares	Mar. 28, 2023 £ / shares
Dividends [Line Items]
Dividend per share (in USD per share) | (per share)			$ 0.290	£ 0.2283	$ 0.875	£ 0.6844	$ 0.875	£ 0.6840	$ 0.875	£ 0.7040	$ 0.875	£ 0.6860	$ 0.875	£ 0.7220
Forecast
Dividends [Line Items]
Dividend per share (in USD per share)	$ 0.29
Major ordinary share transactions
Dividends [Line Items]
Dividend per share (in USD per share)		$ 0.29